APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities
 Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Eaton Vance Municipals Trust
	Two International Place
	Boston, Massachusetts  02110

2.The name of each series or class of securities
 for which this
Form is filed (state "All Series" if Form is being filed for all series):

	Eaton Vance Georgia Municipal Income Fund
	Eaton Vance Maryland Municipal Income Fund
	Eaton Vance Missouri Municipal Income Fund
	Eaton Vance North Carolina Municipal Income Fund
	Eaton Vance Oregon Municipal Income Fund
	Eaton Vance South Carolina Municipal Income Fund
	Eaton Vance Virginia Municipal Income Fund

3. Investment Company Act File Number:
				811-04409

    Securities Act File Number:
				033-00572



4(a). Last day of fiscal year for which this Form is filed:

				8/31/2016

4(b). Is this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) Is this the last time the issuer will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities sold
 during the
fiscal year pursuant to section 24(f):
$	$143,155,483

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
$	$103,052,483

(iii)  Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:
$	$445,744,090

(iv)  Total available redemption credits [add
items 5(ii) and 5(iii)]:
$	$548,796,573

(v)    Net sales - if item 5(i) is greater than
item 5(iv)
[subtract item 5(iv) from item 5(i)]:
 $	$0

(vi)   Redemption credits available for use in
future years -
if item 5(i) is less than item 5(iv) [subtract item
5(iv) from item 5(i)]:
$	$405,641,090

(vii)  Multiplier for determining registration
fee (See Instructions C.9):
x	0.0001159

(viii) Registration fee due [multiply
 Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
	=	$0.00


6. Prepaid Shares

If the response to item 5(i) was determined
by deducting an amount
of securities that were registered under the
Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recession of
rule 24e-2], then report the amount of securities
 (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold at the end of
 the fiscal year for which this
Form is filed that are available for use by
 the issuer in future fiscal years,
then state that number here:
	$0.00


7. Interest due - if this Form is being filed more
than 90 days after the end
of the issuer's fiscal year (See Instruction D):
							$0.00


8. Total of the amount of the registration fee
due plus any interest
due [line 5(viii) plus line 7]:
$0.00


9. Date the registration fee and any interest
 payment was sent to
the Commission's lockbox depository:
					N/A
Method of delivery:		Wire Transfer
		Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


William J. Austin, Jr.
Assistant Treasurer

Date: 11/24/2015